Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HOPFED BANCORP INC
Entity Central Index Key	0001041550
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 51,961,946
Entity Common Stock, Shares Outstanding		7,503,039